Summary of Significant Accounting Policies (Details) ¥ in Thousands, $ in Thousands				1 Months Ended	6 Months Ended			12 Months Ended
	May 31, 2025 CNY (¥)	Apr. 30, 2025 USD ($) shares	Nov. 27, 2024 shares	Nov. 30, 2024 USD ($)	Jun. 30, 2025 CNY (¥)	Jun. 30, 2024 CNY (¥)	Jun. 30, 2023 CNY (¥)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Summary of Significant Accounting Policies [Line Items]
Insurance premium receivables								¥ 3		¥ 131
Entrustment deposits										34,470
Guarantee balance								19,158		16,541
Impairment loss								125,000
Goodwill impairment loss										374,149
Others, net								12,171	$ 1,740	22,701	25,608
Non-controlling interests										6,438
Disposal Group, Not Discontinued Operation, Gain (Loss) on Disposal, Statement of Income or Comprehensive Income [Extensible Enumeration]	Others, net
Disposal loss	¥ 4,330
Impairment										5,200
Debt security								¥ 125,000		¥ 125,000
Fixed interest rate										6.00%
Impairment, Long-Lived Asset, Held-for-Use, Statement of Income or Comprehensive Income [Extensible Enumeration]					Other non-current assets	Other non-current assets	Other non-current assets
Impairment on long-lived assets						¥ 39,307
Insurance policies								0.10%		0.10%	0.10%
Recognized contingent performance bonus								¥ 31		¥ 108	¥ 18,161
Tax amount								3,342		6,658	11,643
Value-added taxes paid								47,497		62,794	116,764
Impairment
Fair value of contingent consideration								17,627		4,088	6,650
Cash and cash equivalents and restricted cash								44,395		12,840
Advertising costs								¥ 3,849		17,465	19,852
Operating leases								1 year
Government grants								¥ 591		2,974	5,012
Operating Leases [Member]
Summary of Significant Accounting Policies [Line Items]
Operating leases								10 years
United States of America, Dollars
Summary of Significant Accounting Policies [Line Items]
Exchange rate								1
China, Yuan Renminbi
Summary of Significant Accounting Policies [Line Items]
Exchange rate								6.9931
Short-Term Investments [Member]
Summary of Significant Accounting Policies [Line Items]
Impairment loss
BGM [Member]
Summary of Significant Accounting Policies [Line Items]
Percentage of shares acquired			72.00%
Percentage of voting rights			3.40%					0.80%
Shares transferred amount (in Dollars) | $		$ 106,900		$ 140,000
Class A Ordinary Shares [Member]
Summary of Significant Accounting Policies [Line Items]
Non-current assets shares (in Shares) | shares		16,635,752
Class A Ordinary Shares [Member] | BGM [Member]
Summary of Significant Accounting Policies [Line Items]
Shares acquire (in Shares) | shares		53,466,331	69,995,661
Minimum [Member]
Summary of Significant Accounting Policies [Line Items]
Credit loss rates								0.01%	0.01%
Operating lease term								2 years
Maximum [Member]
Summary of Significant Accounting Policies [Line Items]
Credit loss rates								100.00%	100.00%
Operating lease term								10 years
BML and Avantech [Member]
Summary of Significant Accounting Policies [Line Items]
Others, net								¥ (79)
BML and Avantech [Member] | Minority Shareholder [Member]
Summary of Significant Accounting Policies [Line Items]
Cash consideration	¥ (354)
Subsidiary [Member]
Summary of Significant Accounting Policies [Line Items]
Equity interest								50.00%